OTHER RECEIVABLE (Details Narrative) - USD ($)	Feb. 02, 2026	Jan. 31, 2026
Subsequent Event [Member]
Defined Benefit Plan Disclosure [Line Items]
Escrow deposit	$ 152,500
Other receivables	35,000
Third Party [Member]
Defined Benefit Plan Disclosure [Line Items]
Escrow deposit		$ 152,500
Other receivables		35,000
Remaining balance offsetting allowance		$ 117,500
Third Party [Member] | Subsequent Event [Member]
Defined Benefit Plan Disclosure [Line Items]
Escrow deposit	152,500
Other receivables	$ 35,000